UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________
FORM N-Q
________
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 79.1%
	Face Amount(1)	Value
Australia — 1.2%
Adani Abbot Point Terminal
4.450%, 12/15/2022	$200,000	$179,002
Pacific National Finance MTN
Callable 12/22/2027 @ $100
4.750%, 03/22/2028	300,000	288,303
		467,305
Austria — 1.1%
Suzano Austria GmbH
Callable 10/15/2028 @ $100
6.000%, 01/15/2029	400,000	401,600

China — 43.3%
Anhui Transportation Holding Group HK
4.875%, 09/13/2021	300,000	300,033
Anton Oilfield Services Group
9.750%, 12/05/2020	200,000	205,982
Azure Nova International Finance MTN
4.250%, 03/21/2027	400,000	385,039
Azure Orbit IV International Finance MTN
4.000%, 01/25/2028	500,000	463,522
Bank of China MTN
4.000%, 03/08/2028	400,000	388,898
Bank of Communications
Callable 07/29/2020 @ $100
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.344%, 12/29/2049 ‡	200,000	199,750
Baoxin Auto Finance I
6.625%, 04/02/2019	300,000	298,508
CAR
Callable 10/29/2018 @ $103
6.125%, 02/04/2020	300,000	293,250
Central Plaza Development
3.875%, 01/30/2021	500,000	484,625
CFLD Cayman Investment
6.500%, 12/21/2020	300,000	281,631
CGNPC International
3.750%, 12/11/2027	400,000	377,053
Charming Light Investments MTN
4.375%, 12/21/2027	250,000	235,906

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
China Aoyuan Property Group
Callable 09/07/2020 @ $102
7.950%, 09/07/2021		$200,000	$201,613
Callable 09/07/2020 @ $102
7.150%, 09/07/2021	SGD	500,000	363,337
China Cinda Asset Management
Callable 09/30/2021 @ $100
4.450%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.290%, 12/29/2049 ‡		200,000	189,000
China Great Wall International Holdings III MTN
4.375%, 05/25/2023		400,000	399,725
China Southern Power Grid International Finance BVI 2018
4.250%, 09/18/2028		300,000	299,970
CMHI Finance BVI
5.000%, 08/06/2028		550,000	556,690
CNAC HK Finbridge
5.125%, 03/14/2028		200,000	200,986
3.500%, 07/19/2022		500,000	483,736
CNOOC Finance 2015 USA
4.375%, 05/02/2028		300,000	301,853
COSL Singapore Capital MTN
4.500%, 07/30/2025		500,000	492,721
CSCEC Finance Cayman II
3.500%, 07/05/2027		300,000	276,291
Export-Import Bank of China
3.375%, 03/14/2027		400,000	374,427
Fantasia Holdings Group
7.250%, 02/13/2019		300,000	291,061
Fortune Star BVI
Callable 01/29/2021 @ $103
5.950%, 01/29/2023		400,000	373,020
Franshion Brilliant
Callable 01/03/2023 @ $100
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.238%, 12/31/2049 ‡		300,000	269,305
Future Land Development Holdings
6.500%, 09/12/2020		200,000	197,500
HBIS Group Hong Kong
4.250%, 04/07/2020		400,000	391,010

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Hong Kong Red Star Macalline Universal Home Furnishings
3.375%, 09/21/2022	$300,000	$253,675
Minmetals Bounteous Finance BVI
4.750%, 07/30/2025	700,000	700,406
Overseas Chinese Town Asia Holdings
Callable 10/10/2020 @ $100
4.300%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+7.708%, 04/10/2166 ‡	400,000	385,444
Postal Savings Bank of China
Callable 09/27/2022 @ $100
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.634%, 09/27/2166 ‡	400,000	378,000
Powerlong Real Estate Holdings
5.950%, 07/19/2020	400,000	380,011
Proven Honour Capital
4.125%, 05/19/2025	700,000	658,664
Ronshine China Holdings
Callable 12/08/2018 @ $103
6.950%, 12/08/2019	300,000	298,500
Ronshine China Holdings
8.250%, 02/01/2021	300,000	280,571
SF Holding Investment
4.125%, 07/26/2023	400,000	398,022
Sinopec Group Overseas Development 2018
4.250%, 09/12/2028	400,000	396,744
State Grid Overseas Investment 2016 MTN
4.250%, 05/02/2028	400,000	401,865
Sunac China Holdings
8.625%, 07/27/2020	300,000	302,232
Tencent Holdings MTN
Callable 10/19/2027 @ $100
3.595%, 01/19/2028	300,000	283,954
Three Gorges Finance I Cayman Islands
3.150%, 06/02/2026	300,000	279,831
Tuspark Forward
4.300%, 10/19/2019	300,000	291,028
Yancoal International Resources Development
Callable 04/13/2020 @ $100
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 3 Yr+8.300%, 12/29/2049 ‡	500,000	498,483

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
Yango Justice International
9.500%, 09/23/2019		$200,000	$187,800
Yingde Gases Investment
Callable 01/19/2021 @ $103
6.250%, 01/19/2023		300,000	289,576
Zhenro Properties Group
12.500%, 01/02/2021		350,000	344,055
			16,585,303
Hong Kong — 7.2%
Bank of China Hong Kong MTN
Callable 09/14/2023 @ $100
5.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.036%, 03/14/2167 ‡		500,000	500,655
Bank of East Asia
Callable 05/18/2022 @ $100
5.625%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.682%, 12/31/2049 ‡		200,000	194,400
China Cinda Finance 2017 I MTN
4.750%, 02/08/2028		500,000	491,411
China City Construction International
5.350%, 07/03/2017 (A) (B)	CNY	3,267,644	330,654
CK Hutchison International 17 II
3.250%, 09/29/2027		300,000	278,786
GCL New Energy Holdings
7.100%, 01/30/2021		200,000	178,014
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%, 12/31/2166 ‡		650,000	605,480
Nuoxi Capital
4.575%, 04/20/2020		200,000	189,764
			2,769,164
India — 3.7%
BPRL International Singapore MTN
4.375%, 01/18/2027		300,000	282,018
NTPC MTN
4.500%, 03/19/2028		500,000	480,342
Power Finance MTN
3.750%, 12/06/2027		300,000	262,153

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Vedanta Resources
6.375%, 07/30/2022	$400,000	$385,000
		1,409,513
Indonesia — 7.7%
ABM Investama
Callable 08/01/2020 @ $104
7.125%, 08/01/2022	400,000	375,424
Indika Energy Capital II
Callable 04/10/2020 @ $103
6.875%, 04/10/2022	300,000	300,709
Indonesia Government International Bond
4.750%, 01/08/2026	200,000	202,739
4.750%, 07/18/2047	300,000	287,795
4.100%, 04/24/2028	200,000	194,197
Medco Straits Services
Callable 08/17/2020 @ $104
8.500%, 08/17/2022	300,000	309,789
Pertamina Persero
6.000%, 05/03/2042	300,000	307,621
Perusahaan Gas Negara Persero
5.125%, 05/16/2024	300,000	301,934
Perusahaan Listrik Negara MTN
5.450%, 05/21/2028	300,000	308,157
4.125%, 05/15/2027	400,000	374,703
		2,963,068
Japan — 2.1%
Asahi Mutual Life Insurance
Callable 09/05/2023 @ $100
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.588%, 03/05/2167 ‡	400,000	398,398
Mizuho Financial Group
Callable 09/11/2028 @ $100
4.254%, VAR ICE LIBOR USD 3 Month+1.270%, 09/11/2029	400,000	398,589
		796,987
Malaysia — 2.6%
Gohl Capital
4.250%, 01/24/2027	550,000	523,994

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Press Metal Labuan
Callable 10/30/2020 @ $102
4.800%, 10/30/2022	$300,000	$284,718
TNB Global Ventures Capital MTN
3.244%, 10/19/2026	200,000	183,838
		992,550
Mongolia — 1.2%
Mongolia Government International Bond MTN
10.875%, 04/06/2021	400,000	449,536

Saudi Arabia — 0.5%
Saudi Electricity Global Sukuk Co 4
4.222%, 01/27/2024	200,000	200,040

Singapore — 3.5%
BOC Aviation MTN
Callable 06/18/2027 @ $100
3.500%, 09/18/2027	400,000	366,565
Geo Coal International
Callable 10/04/2020 @ $104
8.000%, 10/04/2022	400,000	379,623
SingTel Group Treasury MTN
Callable 05/28/2028 @ $100
3.875%, 08/28/2028	400,000	394,372
STATS ChipPAC
Callable 11/24/2018 @ $104
8.500%, 11/24/2020	200,000	206,000
		1,346,560
South Korea — 1.7%
KT
2.500%, 07/18/2026	300,000	266,759
Shinhan Financial Group
Callable 08/13/2023 @ $100
5.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.051%, 02/13/2167 ‡	400,000	398,401
		665,160

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
Spain — 0.6%
CaixaBank
Callable 03/23/2026 @ $100
5.250%, VAR EUR Swap Annual 5 Yr+4.504%, 06/23/2166 ‡	EUR	200,000	$215,665

Supranational — 1.1%
Arab Petroleum Investments MTN
4.125%, 09/18/2023		400,000	401,470

Switzerland — 0.9%
Credit Suisse Group AG
Callable 07/17/2023 @ $100
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.600%, 01/17/2167 ‡		350,000	360,062

Taiwan — 0.7%
Foxconn Far East MTN
3.000%, 09/23/2026		300,000	275,150
TOTAL CORPORATE OBLIGATIONS
(Cost $31,032,210)			30,299,133

CONVERTIBLE BONDS — 7.2%

China — 5.9%
Angang Steel
0.000%, 05/25/2023 (C)	HKD	2,000,000	253,885
China Conch Venture Holdings International
0.485%, 09/05/2023 (C)	HKD	2,000,000	252,288
Future Land Development Holdings
2.250%, 02/10/2019	HKD	4,000,000	500,744
Harvest International
1.134%, 11/21/2022 (C)	HKD	2,000,000	246,220
Powerlong Real Estate Holdings
0.000%, 02/11/2019 (C)	HKD	3,000,000	376,229
Zhongsheng Group Holdings
0.029%, 05/23/2023 (C)	HKD	5,000,000	610,761
			2,240,127

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount(1)	Value
Taiwan — 1.4%
Asia Cement
0.000%, 09/21/2023 (C)	$500,000	$534,255
TOTAL CONVERTIBLE BONDS
(Cost $2,773,874)		2,774,382

EXCHANGE TRADED FUND — 2.1%
	Shares
United Kingdom — 2.1%
db x-trackers II - Harvest CSI China Sovereign
Bond UCITS ETF	38,558	814,538
TOTAL EXCHANGE TRADED FUND
(Cost $857,476)		814,538
TOTAL INVESTMENTS— 88.5%
(Cost $34,663,560)		$33,888,053

A summary of the outstanding forward foreign currency contracts held by the Fund at September 30, 2018, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Highland Information
Services	10/19/18	USD	1,358,072	CNY	9,103,159	$(35,914)
Highland Information
Services	10/19/18	CNY	16,783,853	USD	2,460,178	22,463
Highland Information
Services	10/30/18	USD	450,284	EUR	393,467	7,583
Highland Information
Services	12/18/18	USD	396,672	EUR	336,868	(2,945)
Highland Information
Services	10/30/18	EUR	924,470	USD	1,092,419	16,638
Highland Information
Services	12/04/18	SGD	500,000	USD	366,738	484
						$8,309

Percentages are based on Net Assets of $38,300,861.
‡	Perpetual Bond
(1)	In U.S. dollars unless otherwise indicated.

THE ADVISORS’ INNER CIRCLE FUND	HARVEST ASIAN BOND FUND SEPTEMBER 30, 2018 (Unaudited)

(A)	Securities considered illiquid. The total value of such securities as of September 30, 2018 was $330,654 and represented 0.86% of Net Assets.
(B)	Security in default on interest payments.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ETF — Exchange Traded Fund
ICE — Intercontinental Exchange
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note
USD — U.S. Dollar
VAR — Variable Rate

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$30,299,133	$—	$30,299,133
Convertible Bonds	—	2,774,382	—	2,774,382
Exchange Traded Fund	814,538	—	—	814,538
Total Investments in Securities	$814,538	$33,073,515	$—	$33,888,053

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$47,168	$—	$47,168
Unrealized Depreciation	—	(38,859)	—	(38,859)
Total Other Financial Instruments	$—	$8,309	$—	$8,309

* Forward foreign currency contracts are valued at the net unrealized appreciation and depreciation on the instrument.

For the period ended September 30, 2018, there have been no transfers between Level 1 & Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no Level 3 securities.

For information on the Fund's policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

HGI-QH-001-1200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: November 29, 2018